VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Schedule of Property

Vessels and other property, excluding vessel held for sale, consist of the following:

As of	2017	2016
Vessels, at cost	$1,404,360	$1,478,940
Accumulated depreciation	(302,087)	(381,449)
Vessels, net	1,102,273	1,097,491

Other property, at cost	7,377	8,680
Accumulated depreciation and amortization	(4,923)	(6,121)
Other property, net	2,454	2,559

Total Vessels and other property	$1,104,727	$1,100,050

Schedule of Property Plant and Equipment by Segment

All except one of the Company’s vessels are pledged as collateral under the INSW Facilities (see Note 8, “Debt”). The aggregate carrying value of the 42 vessels pledged as collateral under the INSW Facilities at December 31, 2017, including a 2002-built MR which was held for sale as of December 31, 2017, was $1,102,844. A breakdown of the carrying value of the Company’s vessels by reportable segment and fleet as of December 31, 2017 and 2016 follows:

As of December 31, 2017
			Net		Average	Number of
		Accumulated	Carrying		Vessel Age	Owned
	Cost	Depreciation	Value		(by dwt)	Vessels

Crude Tankers
VLCC (includes ULCC)	$663,880	$(209,966)	$453,914		12.5	10
Suezmax	117,259	(1,821)	115,438		0.4	2
Aframax	167,146	(21,064)	146,082		12.6	7
Panamax	61,120	(538)	60,582		15.3	8
Total Crude Tankers	1,009,405	(233,389)	776,016	(1)	12.1	27

Product Carriers
LR2	73,681	(9,305)	64,376		3.4	1
LR1	106,176	(13,122)	93,054		9.0	4
MR	215,098	(46,271)	168,827		11.5	10
Total Product Carriers	394,955	(68,698)	326,257	(2)	9.6	15

Fleet Total	$1,404,360	$(302,087)	$1,102,273		11.7	42

(1)

Includes seven VLCCs, two Suezmaxes, and three Aframaxes with an aggregate carrying value of $581,461, which the Company believes exceeds their aggregate market values (estimated by taking an average of two third party vessel appraisals) of approximately $459,000 by $122,461.

(2)

Includes one LR2, four LR1s and four MRs with an aggregate carrying value of $281,383, which the Company believes exceeds their aggregate market values (estimated by taking an average of two third party vessel appraisals) of approximately $209,375, by $72,008.

As of December 31, 2016
			Net	Average	Number of
		Accumulated	Carrying	Vessel Age	Owned
	Cost	Depreciation	Value	(by dwt)	Vessels

Crude Tankers
VLCC (includes ULCC)	$681,891	$(235,159)	$446,732	12.1	9
Aframax	247,863	(66,943)	180,920	11.6	7
Panamax	121,810	(18,506)	103,304	14.3	8
Total Crude Tankers	1,051,564	(320,608)	730,956	12.3	24

Product Carriers
LR2	73,681	(6,601)	67,080	2.4	1
LR1	106,176	(8,474)	97,702	8.1	4
MR	247,519	(45,766)	201,753	11.2	13
Total Product Carriers	427,376	(60,841)	366,535	9.3	18

Fleet Total	$1,478,940	$(381,449)	$1,097,491	11.7	42

Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment by Segment

Vessel activity for the three years ended December 31, 2017 is summarized as follows:

		Accumulated	Net Book
	Vessel Cost	Depreciation	Value
Balance at January 1, 2015	$1,648,115	(341,575)	$1,306,540
Purchases and vessel additions	1,531	-
Disposals	(6,755)	1,003
Depreciation	-	(64,385)
Balance at December 31, 2015	1,642,891	(404,957)	1,237,934
Purchases and vessel additions	2,127	-
Disposals	-	(63,328)
Depreciation	(166,078)	86,836
Balance at December 31, 2016	1,478,940	(381,449)	1,097,491
Purchases and vessel additions	174,108	-
Disposals and transfer to held for sale	(23,266)	2,232
Depreciation	-	(59,883)
Impairment	(225,422)	137,013
Balance at December 31, 2017	$1,404,360	$(302,087)	$1,102,273

Drydock [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property

Drydocking activity for the three years ended December 31, 2017 is summarized as follows:

	2017	2016	2015
Balance at January 1	$30,557	$37,075	$29,325
Additions	19,205	8,822	22,981
Sub-total	49,762	45,897	52,306
Drydock amortization	(18,367)	(15,340)	(15,231)
Amount charged to loss/gain on sale of vessels	(867)	-	-
Balance at December 31	$30,528	$30,557	$37,075